Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
October 31, 2022
AFCY-NPRT1-1222
1.809093.119
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
BAE Systems PLC	197,774	1,849,893
Curtiss-Wright Corp.	41,700	6,998,511
General Dynamics Corp.	18,700	4,671,260
HEICO Corp. (a)	74,900	12,181,736
HEICO Corp. Class A	115,800	14,741,340
Hexcel Corp. (a)	32,200	1,793,540
Howmet Aerospace, Inc.	661,000	23,498,550
Lockheed Martin Corp.	43,500	21,170,580
Raytheon Technologies Corp.	248,400	23,553,288
The Boeing Co. (b)	125,200	17,842,252
TransDigm Group, Inc.	37,214	21,426,333
		149,727,283
Building Products - 0.2%
Building Products - 0.2%
Builders FirstSource, Inc. (b)	12,600	776,916
Commercial Services & Supplies - 2.1%
Diversified Support Services - 0.2%
Copart, Inc. (b)	6,100	701,622
Environmental & Facility Services - 1.9%
Tetra Tech, Inc.	1,200	169,536
Waste Connections, Inc. (United States)	74,600	9,840,486
		10,010,022
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,711,644
Construction & Engineering - 8.8%
Construction & Engineering - 8.8%
AECOM	13,000	978,640
Quanta Services, Inc. (a)	70,600	10,028,024
Willscot Mobile Mini Holdings (b)	810,300	34,462,059
		45,468,723
Electrical Equipment - 6.4%
Electrical Components & Equipment - 6.4%
AMETEK, Inc.	233,034	30,215,188
nVent Electric PLC	59,900	2,186,350
Vertiv Holdings Co. (a)	69,400	993,114
		33,394,652
Electronic Equipment & Components - 5.4%
Electronic Equipment & Instruments - 5.4%
Teledyne Technologies, Inc. (b)	70,900	28,216,782
Industrial Conglomerates - 5.3%
Industrial Conglomerates - 5.3%
Honeywell International, Inc.	134,994	27,541,476
Machinery - 23.7%
Industrial Machinery - 23.7%
Barnes Group, Inc.	292,000	10,328,040
Chart Industries, Inc. (b)	51,500	11,478,320
Crane Holdings Co.	275,158	27,609,354
Flowserve Corp. (a)	378,704	10,861,231
Fortive Corp.	575,075	36,747,293
IDEX Corp.	76,500	17,006,715
Ingersoll Rand, Inc. (a)	177,000	8,938,500
		122,969,453
Professional Services - 6.4%
Research & Consulting Services - 6.4%
Clarivate Analytics PLC (b)	23,100	238,623
FTI Consulting, Inc. (a)(b)	99,333	15,459,195
KBR, Inc.	50,000	2,488,500
Science Applications International Corp.	137,900	14,940,086
		33,126,404
Road & Rail - 2.8%
Railroads - 2.3%
CSX Corp.	59,200	1,720,352
Norfolk Southern Corp.	20,091	4,582,154
Union Pacific Corp.	28,879	5,693,206
		11,995,712
Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	14,153	2,421,154
Old Dominion Freight Lines, Inc.	600	164,760
		2,585,914
TOTAL ROAD & RAIL		14,581,626
Software - 9.8%
Application Software - 9.8%
Roper Technologies, Inc.	122,932	50,960,230
TOTAL COMMON STOCKS (Cost $460,216,032)		517,475,189

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	7,637,556	7,639,083
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	29,785,072	29,788,050
TOTAL MONEY MARKET FUNDS (Cost $37,427,133)		37,427,133

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $497,643,165)	554,902,322
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(36,490,540)
NET ASSETS - 100.0%	518,411,782

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,335,472	90,361,199	84,057,588	18,544	-	-	7,639,083	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	61,455,075	41,960,358	73,627,383	6,784	-	-	29,788,050	0.1%
Total	62,790,547	132,321,557	157,684,971	25,328	-	-	37,427,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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